Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and Equipment – Property and equipment are summarized as follows:

	As of
	June 30, 2021	December 31, 2020
Office equipment and computers	$1,523,610	$1,341,292
Furniture and fixtures	19,997	19,997
Leasehold improvements	345,516	345,516
Gross property and equipment costs	1,889,123	1,706,805
Less accumulated depreciation and amortization	(797,093)	(577,367)
Net property and equipment	$1,092,030	$1,129,438

Property and equipment are summarized as follows:

	As of December 31,
	2020	2019
Office equipment and computers	$1,341,292	$476,233
Furniture and fixtures	19,997	193,914
Leasehold improvements	345,516	307,550
	1,706,805	977,697
Less accumulated depreciation and amortization	(577,367)	(316,420)
Net property and equipment	$1,129,438	$661,277